Events after the reporting period (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Subsequent Event [Line Items]
Repayments of borrowings, classified as financing activities			$ 65,793	$ 7,197	$ 95,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Subsequent Event [Line Items]
Noncontrolling interest, percentage		43.65%
Proportion Of Noncontrolling Interests Acquiree Percentage	5.00%
Repayments of borrowings, classified as financing activities	$ 48
Proportion of voting rights held by non-controlling interests	5.00%
Ownership interest	100.00%
Sociedad Minera Cerro Verde S.A.A
Disclosure of Subsequent Event [Line Items]
Repayments of borrowings, classified as financing activities			$ 200,000	$ 305,000	$ 200,000